Submission	Jun. 23, 2025
Submission [Line Items]
Central Index Key	0001582554
Registrant Name	Matinas BioPharma Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES